UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21869

Pyxis Credit Strategies Fund

(formerly, Highland Credit Strategies Fund)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

R. Joseph Dougherty

Pyxis Capital, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 62.4%
AEROSPACE - 9.3%
	Delta Air Lines, Inc.
	2009 Term Loan,
1,955,250	4.25%, 03/07/16	1,885,184
	2011 Term Loan,
12,917,462	5.50%, 04/20/17	12,919,464
	Term Loan Equipment Notes,
5,651,134	3.97%, 09/29/12	5,566,367
	Hawker Beechcraft Acquisition
	Co. LLC
1,441,714	Series A New Term Loan (b)	1,081,286
	IAP Worldwide Services, Inc.
	Second Lien Term Loan,
2,209,671	13.50%, 06/28/13	1,845,076
	TransDigm, Inc.
	Tranche B-1 Term Loan,
5,727,500	4.00%, 02/14/17	5,735,862
	Tranche B-2 Term Loan,
1,935,150	4.00%, 02/14/17	1,938,536
	US Airways Group, Inc.
12,592,838	Term Loan, 2.74%, 03/21/14	11,633,075

		42,604,850

BROADCASTING – 14.2%
	ComCorp Broadcasting, Inc.
	Revolving Loan,
3,584,549	9.00%, 10/03/12 (c) (d)	3,464,108
	Term Loan,
35,860,392	9.00%, 04/03/13 (c) (d)	34,655,483
	Cumulus Media Holdings, Inc.
	First Lien Term Loan,
7,975,849	5.75%, 09/17/18	8,031,959
	Second Lien Term Loan,
1,500,000	7.50%, 03/18/19	1,524,690
	LIN Television Corp.
	Tranche B Term Loan,
1,496,250	5.00%, 12/21/18	1,505,602
	Raycom TV Broadcasting, LLC
	Tranche B Term Loan,
1,736,875	4.50%, 05/31/17	1,712,993
	TWCC Holding Corp.
4,770,705	Term Loan, 4.25%, 02/13/17	4,783,490
	Univision Communications, Inc.
	Extended First Lien Term
9,910,125	Loan, 4.49%, 03/31/17	9,206,754

		64,885,079

CABLE/WIRELESS VIDEO - 0.7%
	Broadstripe, LLC
9,600,938	First Lien Term Loan (b) (c)	1,253,882
944,441	Revolver (b) (c)	123,344
	WideOpenWest Finance, LLC.
	Series A New Term Loan,
1,757,550	6.74%, 06/30/14	1,760,854

		3,138,080

CHEMICALS - 1.6%
	Momentive Performance
	Materials, Inc.
	Term Loan B3,
1,500,000	05/05/15 (e)	1,436,250

Principal Amount ($)		Value ($)
CHEMICALS (continued)
	W.R. Grace & Co.
1,597,107	5 Year Revolver (b)	2,992,579
1,597,107	Revolving Credit Loan (b)	2,992,579

		7,421,408

DIVERSIFIED MEDIA - 2.5%
	Cengage Learning Acquisitions, Inc.
5,755,169	Term Loan, 2.49%, 07/03/14	5,319,186
	Cydcor, Inc.
	First Lien Tranche B Term
3,165,550	Loan, 9.00%, 02/05/13	3,149,722
	Second Lien Tranche B Term
3,000,000	Loan, 12.00%, 02/05/14 (c)	2,989,200

		11,458,108

ENERGY - 1.5%
	Alon USA Energy, Inc.
	Edington Facility,
209,444	4.50%, 08/05/13	208,554
	Paramount Facility,
1,675,556	4.50%, 08/05/13	1,668,434
	PL Propylooene LLC
5,000,000	Term Loan B, 03/27/17 (e)	5,012,500

		6,889,488

FOOD/TOBACCO - 1.4%
	Burger King Corp.
	Tranche B Term Loan,
934,813	4.50%, 10/19/16	935,822
	Dean Foods Co.
	2016 Tranche B Term Loan,
987,437	3.25%, 04/02/16	978,180
	2017 Tranche B Term Loan,
987,437	3.50%, 04/02/17	980,441
	OSI Restaurant Partners, LLC
	Pre-Funded RC Loan,
331,476	2.57%, 06/14/13	326,412
	Term Loan,
3,351,634	2.57%, 06/14/14	3,300,438

		6,521,293

FOREST PRODUCTS/CONTAINERS - 1.1%
	Consolidated Container Co., LLC
	Second Lien Term Loan,
4,000,000	5.75%, 09/28/14	3,820,000
	NewPage Corp.
	DIP Term Loan,
1,000,000	8.00%, 03/08/13	1,014,165

		4,834,165

GAMING/LEISURE - 2.2%
	Ginn LA Conduit Lender, Inc.
	First Lien Tranche A Credit-
3,937,249	Linked Deposit (b)	236,235

See accompanying Notes to Investment Portfolio.

1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
GAMING/LEISURE (continued)
	Ginn LA Conduit Lender, Inc. (continued)
	First Lien Tranche B Term
8,438,203	Loan (b)	506,292
	Harrah’s Las Vegas Propco, LLC
3,000,000	Senior Loan, 3.24%, 02/13/13	2,392,500
	LLV Holdco, LLC
	Exit Revolving Loan,
6,587,251	15.00%, 12/31/12 (c) (d) (f) (g)	6,093,207
	Senior Secured Facility,
830,782	15.00%, 04/30/12 (c) (d) (f) (g)	768,473
	WAICCS Las Vegas 3 LLC
7,000,000	Second Lien Term Loan (b)	35,000

		10,031,707

HEALTHCARE - 3.2%
	Emergency Medical Services
	Corp.
	Initial Term Loan, 5.25%,
6,930,000	05/25/18	6,946,112
	HCA, Inc.
	Tranche B-3 Term Loan,
2,868,440	3.49%, 05/01/18	2,814,298
	Kinetic Concepts, Inc.
	Dollar Term B-1 Loan, 7.00%,
3,990,000	05/04/18	4,075,845
	Universal Health Services, Inc.
	Tranche B Term Loan 2011,
980,271	3.75%, 11/15/16	980,889

		14,817,144

HOUSING - 0.0%
	LBREP/L-Suncal Master I, LLC
2,800,947	First Lien Term Loan (b)	212,872

INFORMATION TECHNOLOGY - 6.0%
	Avaya Inc.
	Term Loan B-3,
4,717,790	4.99%, 10/26/17	4,566,821
	Dealer Computer Services, Inc.
	Tranche B Term Loan,
1,235,357	3.75%, 04/21/18	1,235,616
	Kronos, Inc.
	Second Lien Tranche B-1
	Term Loan,
4,000,000	10.47%, 06/11/18	4,066,660
	Tranche C Term Loan,
4,987,500	6.25%, 12/28/17	5,037,375
	Vertafore, Inc.
	First Lien Term Loan,
7,457,664	5.25%, 07/29/16	7,429,697
	Second Lien Term Loan,
5,000,000	9.75%, 10/29/17	5,037,500

		27,373,669

MANUFACTURING - 0.9%
	Terex Corp.
	U.S. Term Loan,
995,000	5.50%, 04/28/17	1,003,552

Principal Amount ($)		Value ($)
MANUFACTURING (continued)
	Tomkins, LLC / Tomkins, Inc.
	Term Loan B-1,
3,135,629	4.25%, 09/29/16	3,142,355

		4,145,907

RETAIL - 5.3%
	Guitar Center, Inc.
	Extended Term Loan,
6,334,043	5.73%, 04/09/17	6,029,566
	J. Crew Group, Inc.
4,069,250	Term Loan, 4.75%, 03/07/18	4,005,668
	Michaels Stores, Inc.
	B-2 Term Loan,
6,420,083	5.00%, 07/31/16	6,454,687
	Neiman Marcus Group Inc.
4,500,000	Term Loan, 4.75%, 05/16/18	4,501,058
	Spirit Finance Corp.
3,547,533	Term C Loan, 3.78%, 08/01/13	3,439,333

		24,430,312

SERVICE - 5.3%
	First Data Corp.
	2017 Dollar Term Loan,
3,003,844	5.24%, 03/24/17	2,880,882
	2018 Dollar Term Loan,
7,500,000	4.24%, 03/23/18	6,851,250
	Sabre, Inc.
	Extended Term Loan,
15,193,136	6.08%, 09/30/17	14,499,341

		24,231,473

TELECOMMUNICATIONS - 3.9%
	FairPoint Communications, Inc.
4,801,981	Term Loan, 6.50%, 01/24/16	3,965,644
	Level 3 Financing, Inc.
	Tranche A Term Loan,
5,611,000	2.73%, 03/13/14	5,538,253
	MetroPCS Wireless, Inc.
	Tranche B-3 Term Loan,
4,900,314	4.00%, 03/19/18	4,866,011
	U.S. Telepacific Corp.
	Term Loan Advance,
3,617,263	5.75%, 02/23/17	3,468,051

		17,837,959

TRANSPORTATION - AUTOMOTIVE - 0.7%
	Federal-Mogul Corp.
	Tranche B Term Loan,
1,498,772	2.18%, 12/29/14	1,443,894
	Tranche C Term Loan,
764,680	2.18%, 12/28/15	736,681
	Key Safety Systems, Inc.
	First Lien Term Loan,
1,169,767	2.59%, 03/08/14	1,136,142

		3,316,717

See accompanying Notes to Investment Portfolio.

2

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Credit Strategies Fund

Principal Amount ($)		Value ($)

US Senior Loans (continued)

UTILITY - 2.6%
	GBGH, LLC
1,982,379	First Lien Term Loan (b) (c)	174,449
	Texas Competitive Electric
	Holdings Company, LLC
	Extended Term Loan 2017
21,329,417	Term Loan, 4.74%, 10/10/17	11,904,481

		12,078,930

	Total US Senior Loans
	(Cost $318,445,254)	286,229,161

Principal Amount

Foreign Denominated or Domiciled Senior Loans
(a) - 9.1%

CANADA - 2.6%
USD
	Tervita Corp.
	Series A Term Loan,
2,493,750	6.50%, 11/14/14	2,510,121
	Term Loan,
9,821,959	3.24%, 11/14/14	9,547,582

		12,057,703

GERMANY -2.2%
USD
	Schaeffler AG
9,845,000	Facility C2 (USD) 01/27/17 (e)	9,911,158

IRELAND - 0.7%
USD
	SSI Investments II Ltd.
2,935,159	Term Loan, 6.50%, 05/26/17	2,945,799

NETHERLANDS - 0.3%
USD
	Harko C.V.
	Term B Dollar Loan,
497,500	5.75%, 08/02/17	501,077
	Sensata Technology BV
924,935	Term Loan, 4.00%, 05/12/18	926,452

		1,427,529

UNITED KINGDOM -2.4%
EUR
	Ineos Holdings Ltd.
	Term C1 Facility,
7,910,561	8.00%, 12/16/14	11,110,887

UNITED KINGDOM -0.9%
GBP
	Henson No 4 Limited
2,557,951	Facility B (b) (c)	2,018,911
2,563,339	Facility C (b) (c)	2,019,535

		4,038,446

	Total Foreign Denominated or
	Domiciled Senior Loans
	(Cost $42,198,190)	41,491,522

Principal Amount ($)		Value ($)

US Asset-Backed Securities (h) - 10.4%
	ABCLO, Ltd.
	Series 2007-1A, Class C,
2,000,000	2.42%, 04/15/21 (i)	1,379,510
	ACA CLO, Ltd.
	Series 2006-2A, Class B,
4,000,000	1.28%, 01/20/21 (i)	2,960,000
	Series 2007-1A, Class D,
2,000,000	2.92%, 06/15/22 (i)	1,390,000
	Babson CLO, Ltd.
	Series 2007-2A, Class D,
1,000,000	2.27%, 04/15/21 (i)	700,000
	Bluemountain CLO, Ltd.
	Series 2007-3A, Class D,
1,000,000	1.87%, 03/17/21 (i)	647,757
	Cent CDO, Ltd.
	Series 2007-15A, Class C,
2,000,000	2.72%, 03/11/21 (i)	1,396,860
	Columbus Nova CLO, Ltd.
	Series 2007- 1A, Class D,
2,000,000	1.85%, 05/16/19 (i)	1,400,000
	Commercial Industrial Finance
	Corp.
	Series 2006-1BA, Class B2L,
1,000,000	4.47%, 12/22/20	666,850
	Series 2006-2A, Class B2L,
962,970	4.49%, 03/01/21 (i)	625,738
	Cornerstone CLO, Ltd.
	Series 2007-1A, Class C,
2,500,000	2.97%, 07/15/21 (i)	1,746,750
	Goldman Sachs Asset
	Management CLO PLC
	Series 2007-1A, Class D,
4,000,000	3.30%, 08/01/22 (i)	2,980,000
	Series 2007-1A, Class E,
847,661	5.55%, 08/01/22 (i)	606,077
	Greywolf CLO, Ltd
	Series 2007-1A, Class D,
1,000,000	1.99%, 02/18/21 (i)	714,450
	Series 2007-1A, Class E,
814,466	4.44%, 02/18/21 (i)	618,994
	GSC Partners CDO Fund, Ltd.
	Series 2007-8A, Class C,
3,000,000	2.04%, 04/17/21 (i)	1,902,030
	Gulf Stream Sextant CLO, Ltd.
	Series 2007-1A, Class D,
1,000,000	2.87%, 06/17/21 (i)	670,000
	Hillmark Funding
	Series 2006-1A, Class C,
2,000,000	2.19%, 05/21/21 (i)	1,307,066
	Series 2006-1A, Class D,
612,103	4.09%, 05/21/21 (i)	411,211
	Inwood Park CDO, Ltd.
	Series 2006-1A, Class C,
1,000,000	1.26%, 01/20/21 (i)	740,000
	Series 2006-1A, Class D,
1,000,000	1.96%, 01/20/21 (i)	650,000
	Limerock CLO
	Series 2007-1A, Class D,
2,000,000	3.91%, 04/24/23 (i)	1,120,000
	Madison Park Funding Ltd.
	Series 2007-5A, Class C,
2,000,000	1.94%, 02/26/21 (i)	1,354,160
	Series 2007-5A, Class D,
1,500,000	3.99%, 02/26/21 (i)	1,007,235

See accompanying Notes to Investment Portfolio.

3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Credit Strategies Fund

Principal Amount ($)		Value ($)
US Asset-Backed Securities (continued)
	Marquette US/European CLO,
	PLC
	Series 2006-1A, Class D1,
1,000,000	2.32%, 07/15/20 (i)	586,433
	Navigator CDO, Ltd.
	Series 2006-2A, Class D,
835,038	3.97%, 09/20/20 (i)	550,110
	Ocean Trails CLO
	Series 2006-1A, Class D,
1,000,000	4.33%, 10/12/20 (i)	654,450
	Series 2007-2A, Class C,
2,500,000	2.93%, 06/27/22 (i)	1,716,250
	PPM Grayhawk CLO, Ltd.
	Series 2007-1A, Class C,
1,000,000	1.96%, 04/18/21 (i)	621,523
	Series 2007-1A, Class D,
826,734	4.16%, 04/18/21 (i)	547,579
	Primus CLO, Ltd.
	Series 2007-2A, Class D,
5,000,000	2.97%, 07/15/21 (i)	3,343,000
	Series 2007-2A, Class E,
1,889,756	5.32%, 07/15/21 (i)	1,123,649
	Rampart CLO, Ltd.
	Series 2006-1A, Class C,
4,000,000	2.01%, 04/19/21 (i)	2,724,040
	St. James River CLO, Ltd.
	Series 2007-1A, Class E,
2,287,217	4.77%, 06/11/21 (i)	1,418,075
	Stanfield Daytona CLO, Ltd.
	Series 2007-1A, Class B1L,
1,200,000	1.91%, 04/27/21 (i)	898,320
	Stanfield McLaren CLO, Ltd.
	Series 2007-1A, Class B1L,
4,000,000	2.89%, 02/27/21 (i)	3,103,600
	Stone Tower CLO, Ltd.
	Series 2007-6A, Class C,
2,000,000	1.92%, 04/17/21 (i)	1,318,000
	Venture CDO, Ltd.
	Series 2007-9A, Class D,
2,000,000	4.73%, 10/12/21 (i)	1,525,000
	Westbrook CLO, Ltd.
	Series 2006-1A, Class D,
1,000,000	2.17%, 12/20/20 (i)	731,000

	Total US Asset-Backed Securities
	(Cost $48,948,595)	47,855,717

Foreign Asset-Backed Securities (h) - 0.9%

Principal Amount
IRELAND - 0.9%
EUR
	Static Loan Funding
	Series 2007-1X, Class D,
2,000,000	5.93%, 07/31/17	2,183,988
	Series 2007-1X, Class E,
2,000,000	8.43%, 07/31/17	2,024,184

	Total Foreign Asset-Backed Securities
	(Cost $5,721,892)	4,208,172

Principal Amount ($)		Value ($)
Corporate Notes and Bonds - 29.1%
BROADCASTING - 1.6%
	Univision Communications, Inc.
2,000,000	6.88%, 05/15/19 (i)	2,037,500
5,000,000	7.88%, 11/01/20 (i)	5,275,000

		7,312,500

CHEMICALS - 5.9%
	Ineos Finance PLC
5,325,000	8.38%, 02/15/19 (i)	5,644,500
	LyondellBasell Industries NV
500,000	5.00%, 04/15/19 (i)	501,250
	Polyone Corp.
3,800,000	7.38%, 09/15/20	4,037,500
	TPC Group LLC
16,000,000	8.25%, 10/01/17	16,840,000

		27,023,250

CONTAINERS, PACKAGING AND GLASS - 1.2%
	Sealed Air Corp.
250,000	8.13%, 09/15/19 (i)	277,188
250,000	8.38%, 09/15/21 (i)	282,188
	Solo Cup Co.
5,000,000	10.50%, 11/01/13	5,112,500

		5,671,876

DIVERSIFIED MEDIA - 0.6%
	AMC Networks, Inc.
250,000	7.75%, 07/15/21 (i)	280,000
	Baker & Taylor, Inc.
4,300,000	11.50%, 07/01/13 (i)	2,451,000

		2,731,000

ENERGY - 2.6%
	Calumet Specialty Products Partners LP
2,785,000	9.38%, 05/01/19 (i)	2,910,325
	Northern Tier Energy LLC
4,000,000	10.50%, 12/01/17 (i)	4,380,000
	Venoco, Inc.
5,000,000	8.88%, 02/15/19	4,600,000

		11,890,325

FOOD AND DRUG - 0.9%
	Rite Aid Corp.
4,000,000	10.38%, 07/15/16	4,280,000

FOREST PRODUCTS/CONTAINERS - 1.4%
	Appleton Papers, Inc.
6,000,000	10.50%, 06/15/15 (i)	6,255,000
396,397	NewPage Holding Corp. (b)	2,941

		6,257,941

HEALTHCARE - 6.9%
14,639,416	Azithromycin Royalty Sub LLC (b) (i)	12,004,321
72,951,649	Celtic Pharma Phinco B.V. (b) (c) (i)	16,128,766

See accompanying Notes to Investment Portfolio.

4

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds (continued)
HEALTHCARE (continued)
	Health Management Associates, Inc.
2,500,000	7.38%, 01/15/20 (i)	2,562,500
	Pharma IV (Eszopiclone)
766,138	12.00%, 06/30/14 (i)	750,815

		31,446,402

INFORMATION TECHNOLOGY - 1.8%
	Commscope, Inc.
3,000,000	8.25%, 01/15/19 (i)	3,210,000
	Freescale Semiconductor, Inc.
4,422,000	10.13%, 03/15/18 (i)	4,952,640
	New Holding, Inc.
357,689	15.00%, 03/12/13 (c)	204,741

		8,367,381

SERVICE - 1.4%
	First Data Corp.
2,000,000	7.38%, 06/15/19 (i)	2,047,500
	Travelport LLC
7,000,000	9.88%, 09/01/14	4,462,500

		6,510,000

TELECOMMUNICATIONS - 0.8%
	Digicel, Ltd.
500,000	7.00%, 02/15/20 (i)	513,750
	MetroPCS Wireless, Inc.
3,115,000	7.88%, 09/01/18	3,294,113

		3,807,863

TRANSPORTATION - 2.3%
	Dana Holding Corp.
2,500,000	6.50%, 02/15/19	2,662,500
2,500,000	6.75%, 02/15/21	2,675,000
	Visteon Corp.
5,000,000	6.75%, 04/15/19	5,100,000

		10,437,500

TRANSPORTATION - AUTOMOTIVE - 0.6%
3,933,000	DPH Holdings Corp. (b)	83,576
3,750,000	DPH Holdings Corp. (b)	79,688
8,334,000	DPH Holdings Corp. (b) (j)	177,098
	DPH Holdings Corp.
1,000,000	5.88%, 05/15/19 (i)	1,060,000
1,000,000	6.13%, 05/15/21 (i)	1,070,000

		2,470,362

UTILITY - 1.1%
	Calpine Corp.
3,000,000	7.25%, 10/15/17 (i)	3,195,000

Principal Amount ($)		Value ($)
UTILITY (continued)
	Texas Competitive Electric
	Holdings Co. LLC
3,000,000	11.50%, 10/01/20 (i)	1,972,500

		5,167,500

	Total Corporate Notes and Bonds
	(Cost $188,561,004)	133,373,900

Principal Amount
Foreign Corporate Notes and Bonds - 2.3%
UNITED KINGDOM - 1.6%
EUR
	Ineos Group Holdings Ltd.
6,000,000	7.88%, 02/15/16 (i)	7,111,277

UNITED STATES - 0.7%
EUR
	Momentive Performance
	Materials, Inc.
3,000,000	9.50%, 01/15/21	3,236,030

	Total Foreign Corporate Notes and Bonds
	(Cost $8,971,476)	10,347,307

Principal Amount ($)
Claims (k) - 0.0%
OTHER - 0.0%
338,309	Hillcrest IV (c)	—

	Total Claims
	(Cost $338,309)	—

Shares
Common Stocks (k) - 17.9%
AEROSPACE - 0.0%
253	Delta Air Lines, Inc.	2,507

BROADCASTING - 4.5%
	Communications Corp. of
2,010,616	America (c) (d)	—
	Young Broadcasting Holding Co.,
6,906	Inc., Class A	20,372,700

		20,372,700

DIVERSIFIED MEDIA - 1.9%
1,000,000	Adelphia Recovery Trust	1,100
46,601	American Banknote Corp. (c)	411,021
	Endurance Business Media, Inc.,
3,565	Class A	39,213
45,168	Fairpoint Communications, Inc.	169,832
18,000	Gray Television, Inc., Class A	29,700

See accompanying Notes to Investment Portfolio.

5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Credit Strategies Fund

Shares		Value ($)
Common Stocks (continued)
DIVERSIFIED MEDIA (continued)
	Metro-Goldwyn-Mayer, Inc.,
308,875	Class A	8,069,359

		8,720,225

GAMING/LEISURE - 0.4%
	LLV Holdco, LLC - Litigation
13	Trust Units (c) (d)	—
	LLV Holdco, LLC - Series A
26,712	Membership Interest (c) (d)	1,711,143
	LLV Holdco, LLC - Series B
144	Membership Interest (c) (d)	9,231

		1,720,374

HEALTHCARE - 8.7%
24,000,000	Genesys Ventures IA, LP (c) (d)	40,080,000

HOUSING - 0.2%
318,400	Westgate Investments LLC	853,312

INFORMATION TECHNOLOGY - 0.1%
48,210	Magnachip Semiconductor Corp.	578,519
9,342	New Holding, Inc. (c)	—

		578,519

METALS/MINERALS - 0.2%
3,353	Euramax International, Inc.	1,005,900

SERVICE - 0.6%
200,964	Safety-Kleen Systems, Inc.	2,612,536

UTILITY - 0.0%
81,194	Entegra TC LLC	30,448
4,365	GBGH, LLC (c)	—

		30,448

WIRELESS COMMUNICATIONS - 1.3%
2,260,529	Pendrell Corp.	5,899,981

	Total Common Stocks
	(Cost $210,542,199)	81,876,502

Preferred Stocks (k) - 0.8%
4,464,284	Dfine, Inc., Series D (c)	1,250,000
2,647,663	Dfine, Inc., Series E (c)	1,059,065
5,071,255	Dfine, Inc., Series F (c)	1,521,377

	Total Preferred Stocks
	(Cost $13,790,170)	3,830,442

Units
Warrants (k) - 0.4%
1,271	GBGH LLC, expires 06/09/14 (c)	—
	IAP Worldwide Services, Inc.,
49,317	Series A, expires 06/12/15 (c)	579,475
	IAP Worldwide Services, Inc.,
14,444	Series B, expires 06/12/15 (c)	80,886

Units		Value ($)
	IAP Worldwide Services, Inc.,
7,312	Series C, expires 06/12/15 (c)	—
	LLV Holdco, LLC, Series C,
602	expires 07/15/15 (c) (d)	—
	LLV Holdco, LLC, Series D,
828	expires 07/15/15 (c) (d)	—
	LLV Holdco, LLC, Series E,
925	expires 07/15/15 (c) (d)	—
	LLV Holdco, LLC, Series F,
1,041	expires 07/15/15 (c) (d)	—
	LLV Holdco, LLC, Series G,
1,179	expires 07/15/15 (c) (d)	—
	Microvision, Inc., expires
80,472	07/23/13	9,657
	Young Broadcasting Holding Co.,
422	Inc., expires 12/24/24	1,244,900

	Total Warrants
	(Cost $840,742)	1,914,918

Shares
Registered Investment Company - 4.3%
	Federated Prime Obligations
19,780,445	Fund	19,780,445

	Total Registered Investment Company

	(Cost $19,780,445)	19,780,445

Total Investments - 137.6%		630,908,086

(Cost of $858,138,276) (l)
Other Assets & Liabilities, Net - (37.6)%		(172,509,565)

Net Assets applicable to Common
Shareholders - 100.0%		$458,398,521

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London InterBank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2012. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	The issuer is in default of its payment obligation. Income is not being accrued.

See accompanying Notes to Investment Portfolio.

6

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Credit Strategies Fund

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $116,596,297, or 25.44% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2012.
(d)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of March 31, 2012:

	Par Value at March 31, 2012	Shares at March 31, 2012	Market Value
			December 31, 2011	March 31, 2012
ComCorp Broadcasting, Inc. (Senior Loans)*	$39,444,941	—	$37,232,080	$38,119,591
Communications Corp of America (Common Stock)	—	2,010,616	—	—
Genesys Ventures IA, LP (Common Stock)	—	24,000,000	41,040,000	40,080,000
LLV Holdco, LLC (Senior Loans)	6,587,251	—	6,363,641	6,093,207
LLV Holdco, LLC (Senior	830,782
Loans)		—	527,212	768,473
LLV Holdco, LLC – Series A Membership Interest (Common Stock)	—	26,712	2,640,973	1,711,143
LLV Holdco, LLC – Series B Membership Interest (Common Stock)	—	144	14,247	9,231
LLV Holdco, LLC – Litigation Trust Units (Common Stock)	—	13	—	—
LLV Holdco, LLC – Series C Membership Interest (Warrants)	—	602	—	—
LLV Holdco, LLC – Series D Membership Interest (Warrants)	—	828	—	—

	Par Value at March 31, 2012	Shares at March 31, 2012	Market Value
			December 31, 2011	March 31, 2012
LLV Holdco, LLC – Series E Membership Interest (Warrants)	—	925	—	—
LLV Holdco, LLC – Series F Membership Interest (Warrants)	—	1,041	—	—
LLV Holdco, LLC – Series G Membership Interest (Warrants)	—	1,179	—	—

	$46,862,974	26,042,060	$87,818,153	$86,781,645

*	Company is a wholly owned subsidiary of Communications Corp. of America.
(e)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(f)	Senior Loan assets have additional unfunded loan commitments. As of March 31, 2012, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment

LLV Holdco, LLC	$1,899,273
Sorenson Communications, Inc.	2,000,000

$3,899,273

(g)	Fixed rate senior loan.
(h)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2012.
(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2012, these securities amounted to $134,061,887 or 29.25% of net assets.
(j)	Securities (or a portion of securites) on loan. As of March 31, 2012, the market value of securities loaned was $7,034. The loaned securities were secured with cash collateral of $16,550.
(k)	Non-income producing security.
(l)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$29,716,639
Gross unrealized depreciation	(256,946,829)

Net unrealized depreciation	$(227,230,190)

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound

CDO	Collateralized Debt Obligation
CSF	Credit Suisse First Boston

See accompanying Notes to Investment Portfolio.

7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Credit Strategies Fund

CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
PNC	PNC Financial Services

Foreign Denominated Senior Loans, Asset Backed

and Corportate Notes & Bonds

Industry Concentration Table:

(% of Net Assets)

Chemicals	5.3%
Transportation – Automotive	2.2%
Service	2.1%
Financial	0.9%
Retail	0.9%
Information Technology	0.7%
Diversified Manufacturing	0.2%

Total	12.3%

Forward foreign currency contracts outstanding as of March 31, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Counter- party	Principal Amount Covered by Contracts	Expiration	Net Unrealized Depreciation*
Sell	EUR	CSF	3,895,500	05/11/12	$(176,175)
Sell	EUR	PNC	15,000,000	08/02/12	(345,596)
Sell	GBP	CSF	2,500,000	05/11/12	(50,246)

					$(572,017)

*	The primary risk exposure is foreign exchange contracts. (See Notes to Investment Portfolio).

See accompanying Notes to Investment Portfolio.

8

NOTES TO INVESTMENT PORTFOLIO

As of March 31, 2012 (unaudited)	Pyxis Credit Strategies Fund

Security Valuation

In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Pyxis Capital, L.P. has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Forward Foreign Currency Contracts

In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee forwards against default. As of March 31, 2012, the open value of the Fund’s forward foreign currency contracts were EUR 18,895,500 and GBP 2,500,000 and during the three months ended Mach 31, 2012, the closed notional value was EUR 10,346,000.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

As of March 31, 2012, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

9

NOTES TO INVESTMENT PORTFOLIO

As of March 31, 2012 (unaudited)	Pyxis Credit Strategies Fund

For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Fund will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used value the Fund’s assets as of March 31, 2012 are as follows:

Investments	Total Value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets
Common Stocks
Aerospace	$2,507	$2,507	$—	$—
Broadcasting	20,372,700	—	—	20,372,700
Diversified Media	8,720,225	200,632	—	8,519,593
Gaming/Leisure	1,720,374	—	—	1,720,374
Healthcare	40,080,000	—	—	40,080,000
Information Technology	578,519	578,519	—	—
Metals/Minerals	1,005,900	—	—	1,005,900
Housing	853,312	—	—	853,312
Service	2,612,536	—	—	2,612,536
Utility	30,448	—	—	30,448
Wireless Communication	5,899,981	5,899,981	—	—
Preferred Stocks	3,830,442	—	—	3,830,442
Warrants	1,914,918		9,657	1,905,261
Registered Investment Company	19,780,445	19,780,445	—	—
Debt				—
Senior Loans	327,720,683	—	252,558,527	75,162,156
Asset—Backed Securities	52,063,889	—	—	52,063,889
Corporate Debt	143,721,207	—	114,292,202	29,429,005

Total Assets	630,908,086	26,462,084	366,860,386	237,585,616

Total	$630,908,086	$26,462,084	$366,860,386	$237,585,616

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards, which are valued at the unrealized appreciation/(depreciation) on the investment.

The Fund did not have any liabilities that were measured at fair value or Level 3 at March 31, 2012.

10

NOTES TO INVESTMENT PORTFOLIO

As of March 31, 2012 (unaudited)	Pyxis Credit Strategies Fund

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the three months ended March 31, 2012.

Assets of Fair Value using unobservable inputs (Level 3)	Balance as of December 31, 2011	Transfers into Level 3	Transfers out of Level 3	Net amortization/ (accretion) of premium/ (discount)	Net realized gains/ (losses)	Net unrealized gains/(losses)	Net Purchases *	Net Sales *	Balance at March 31, 2012
Common Stocks
Broadcasting	$627,000	$—	$—	$—	$83,694	$(208,044)	$20,081,250	$(211,200)	$20,372,700
Diversified Media	7,048,340	—	—	—	—	1,471,253	—	—	8,519,593
Gaming/Leisure	2,655,220	—	—	—	—	(934,846)	—	—	1,720,374
Healthcare	41,040,000	—	—	—	—	(960,000)	—	—	40,080,000
Housing	853,312	—	—	—	—	—	—	—	853,312
Metals/Mining	993,326	—	—	—	—	12,574	—	—	1,005,900
Service	2,562,295	—	—	—	—	50,241	—	—	2,612,536
Utility	30,448	—	—	—	—	—	—	—	30,448
Preferred Stocks	3,830,442	—	—	—	—	—	—	—	3,830,442
Warrants	2,169,253	—	—	—	228,851	84,657	—	(577,500)	1,905,261
Debt
Senior Loans	95,912,547	1,845,076	(10,741,254)	373,208	(682,080)	(103,008)	5,425,068	(16,867,401)	75,162,156
Asset-Backed
Securities	47,161,139	—	—	(99,135)	—	5,001,885	—	—	52,063,889
Corporate Debt	31,025,478	—		27,092	(3,391)	(1,464,508)	—	(155,666)	29,429,005

Total	$235,908,800	$1,845,076	$(10,741,254)	$301,165	$(372,926)	$2,950,204	$25,506,318	$(17,811,767)	$237,585,616

*	includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.

For the three months ended March 31, 2012, there were no transfers between Level 1 to Level 2.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended March 31, 2012, a net amount of $1,845,076 of the Fund’s portfolio investments were transferred to Level 3 from Level 2, an net amount of $10,741,254 if the Fund’s portfolio investments were transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Pyxis Credit Strategies Fund (formerly, Highland Credit Strategies Fund)

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date	5/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date	5/29/12

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer (principal financial officer)

Date	5/29/12

*	Print the name and title of each signing officer under his or her signature.